Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of Segment Reporting Information

	Sales			Adjusted operating profit

	2024	2023	2022	2024	2023	2022
Assessment & Qualifications	1,591	1,559	1,444	368	350	258
Virtual Learning	489	616	820	66	76	70
English Language Learning	420	415	321	50	47	25
Workforce Skills	226	220	204	8	(8)	(3)
Higher Education	826	855	898	108	110	91
Strategic Review	–	9	154	–	(2)	15
Total	3,552	3,674	3,841	600	573	456
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

				2024	2023	2022
Adjusted operating profit				600	573	456
Cost of major reorganisation				2	–	(150)
Property charges				–	(11)	–
Intangible charges				(41)	(48)	(56)
UK pension discretionary increases				(13)	–	(3)

Other net gains and losses				(7)	(16)	24
Operating profit				541	498	271

Finance costs			6	(112)	(81)	(71)

Finance income			6	81	76	123

Profit before tax				510	493	323

Income tax			7	(75)	(113)	(79)

Profit for the year				435	380	244

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

	Sales			Non-current assets

All figures in £ millions	2024	2023	2022	2024	2023
UK	487	450	424	505	518
Other European countries	120	130	192	160	179
US	2,444	2,504	2,668	2,310	2,320
Canada	68	83	110	174	186
Asia Pacific	313	386	290	169	186
Other countries	120	121	157	13	20
Total	3,552	3,674	3,841	3,331	3,409

Summary Of Other Segment Disclosures
Other segment disclosures are as follows:

	Amortisation, depreciation, and impairment

All figures in £ millions	2024	2023	2022
Assessment & Qualifications	196	196	202
Virtual Learning	64	76	108
English Language Learning	56	58	51
Workforce Skills	33	31	33
Higher Education	177	179	201
Strategic Review	–	3	23
Total	526	543	618